Average Annual Total Returns - Pioneer Equity Income Fund	Mar. 01, 2021
Russell1000ValueIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	2.80%
5 Years	9.74%
10 Years	10.50%
Since Inception	9.80%
Inception Date	Jul. 25, 2090
Class A
Average Annual Return:
1 Year	(5.93%)
5 Years	8.05%
10 Years	9.63%
Since Inception	9.21%
Inception Date	Jul. 25, 2090
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(6.65%)
5 Years	6.42%
10 Years	8.00%
Since Inception	7.77%
Inception Date	Jul. 25, 2090
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(3.58%)
5 Years	6.04%
10 Years	7.51%
Since Inception	7.49%
Inception Date	Jul. 25, 2090
Class C
Average Annual Return:
1 Year	(0.90%)	[1]
5 Years	8.54%	[1]
10 Years	9.48%	[1]
Since Inception	7.42%	[1]
Inception Date	Jan. 31, 2096	[1]
Class Y
Average Annual Return:
1 Year	0.10%
5 Years	9.61%
10 Years	10.61%
Since Inception	7.12%
Inception Date	Jul. 02, 2098
Class R
Average Annual Return:
1 Year	(0.52%)
5 Years	8.91%
10 Years	9.89%
Since Inception	8.98%
Inception Date	Apr. 01, 2003
Class K
Average Annual Return:
1 Year	0.21%
5 Years	9.73%
10 Years
Since Inception	11.06%
Inception Date	Dec. 20, 2012

[1]	The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.